Related Party Transactions (Tables)	12 Months Ended
Feb. 28, 2017
Schedule of Related Party Transactions [Table Text Block]
		2017	2016	2015

i)	Incurred consulting fees with a company related by a director in common	$-	$21,000	$84,000
ii)	Incurred professional service fees with a company related by a director in common	$-	$132,000	$528,000
iii)	Incurred marketing consulting services with a company related by a director in common	$3,113	$5,619	$124,225
iv)	Incurred bottling services from a company related by a director in common	$305,289	$218,812	$183,186
v)	Incurred consulting fees with a company related by an officer in common	$213,311	$150,000	$150,000
vi)	Incurred services from a company related by a director in common	$1,775	$1,055	$-
vii)	Purchased supplies from a company related by an officer in common	$1,728	$1,273	$15,026